Financial Instruments - Summary of Financial Assets and Financial Liabilities are Measured at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets	$ 76,475	$ 123,437
Financial Liabilities	448,120
Market fund [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets	$ 19,067	23,744
Description of valuation techniques used in fair value measurement, assets	Redemption value quoted by banks with reference to the expected return of the underlying assets
Convertible Preferred Shares [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Liabilities	$ 511,861	$ 322,215
Description of valuation techniques used in fair value measurement, liabilities	Black-scholes model and OPM method — the key inputs are: time to liquidation, risk- free rate, expected volatility and possibilities for IPO/liquidation scenario
Description of inputs used in fair value measurement, liabilities	Possibility for IPO scenario (note)
Description of sensitivity of fair value measurement to changes in unobservable inputs, liabilities	The higher the possibility for IPO scenario, the higher the fair value, and vice versa